EQUITY INVESTMENTS	12 Months Ended
Jun. 30, 2025
EQUITY INVESTMENTS
EQUITY INVESTMENTS

4.EQUITY INVESTMENTS

The equity investments are summarized as follows:

	June 30, 2025	June 30, 2024
Common shares
Public companies	$54,020	$56,539

The continuity of equity investments is summarized as follows:

		Accumulated mark-to-
		market gain included
	Fair value	in deficit
Balance, July 1, 2023	$283,081	$3,792,631
Proceeds on disposal	(312,340)	$—
Change in fair value	92,877	92,877
Foreign exchange impact	(7,079)	—
Balance, June 30, 2024	$56,539	$3,885,508
Change in fair value	(2,641)	(2,641)
Foreign exchange impact	122	—
Balance, June 30, 2025	$54,020	$3,882,867